File Nos. and 333-177169 and 811-22612

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No.

Post-Effective Amendment No. 5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 7

(Check appropriate box or boxes)

WAKEFIELD ALTERNATIVE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

700 Seventeenth Street, Suite 1550

Denver, CO 80202

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (303) 226-1359

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Fl.

Columbus, OH 43215

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CLINTON LONG SHORT EQUITY FUND

Class	A	shares	[ticker]
Class	C	shares	[ticker]
Class	I	shares	[ticker]

PROSPECTUS

July [    ], 2014

Advised by: Wakefield Advisors, LLC 700 Seventeenth Street Suite 1550 Denver, CO 80202	Sub-Advised by: Clinton Group, Inc. 601 Lexington Ave. 51st Floor New York, NY 10022

www.WakefieldFunds.com	1-855-243-1815

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective: The Fund seeks capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [26] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed if sold in less than [60] days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.40%	3.15%	2.15%
Fee Waiver (2)	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	2.24%	2.99%	1.99%
(1)	Based on estimated amounts for the current fiscal year.

(2)

The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until [            ], 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses and/or legal fees related to shareholder activism pursued by the sub-adviser on behalf of the Fund) will not exceed 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
A	$[ ]	$[ ]

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C	$[ ]	$[ ]
I	$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of U.S. and non-U.S. companies. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests are may be listed or unlisted of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights and warrants and swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity or a basket of equities. The sub-adviser will create short exposure for the Fund through the use of swaps. The sub-adviser will use short swap positions for both hedging purposes and for capital appreciation.

The Fund establishes its long and short positions based on quantitative and fundamental analysis provided by the Fund’s sub-adviser. The sub-adviser employs proprietary quantitative models, which seek to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The sub-adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. The quantitative models used and fundamental factors considered by the sub-adviser may change over time, when the sub-adviser deems it beneficial to the Fund. The sub-adviser expects, that in most market environments, the Fund’s net equity exposure will be positive but below 100%. The sub-adviser expects that the Fund’s gross equity market exposure, or the value of the Fund’s long positions plus its short positions, will generally be below 175%.

The sub-adviser also employs a fundamental bottom-up approach to identify companies that are underperforming, poorly managed, strategically deficient or sub-optimally capitalized. The sub-adviser uses an active ownership approach, seeking to assist portfolio companies to achieve better results and outperform market expectations. In general, the Fund will take long positions in those securities that the sub-adviser believes to be undervalued and short positions in those securities that the sub-adviser believes to be overvalued. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

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As substitutes for securities and to manage risk, the Fund may also invest in swap contracts (including equity and asset swaps) and currencies (including currency forward contracts).

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s investments in securities and derivatives.

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Activism Risk: Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. The sub-adviser’s advocacy methodology and advocacy-related security selection may produce incorrect judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests and may not produce the desired results.

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Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

—	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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—	Limited History of Operations: The Fund is a new mutual fund, has a limited history of operations and may not grow to or maintain an economically viable size.

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Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

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Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

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Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Portfolio Turnover Risk. Portfolio turnover may result in higher brokerage commissions and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

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Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially significant in a short position transaction.

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Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, the common stocks of small and mid-sized companies may pose greater risks than the risks generally associated with the common stocks of larger, more established companies.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wakefieldfunds.com or by calling 1-855-243-1815.

Investment Adviser: Wakefield Advisors, LLC

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Investment Sub-Adviser: Clinton Group, Inc.

Sub-Adviser Portfolio Managers: George E. Hall, Chief Executive Officer of the sub-adviser, and Yong Lu Ph.D., Senior Portfolio Manager of the sub-adviser, have served the Fund as portfolio managers since it commenced operations in 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website, or through your broker. Redemptions will be paid by ACH, check or wire transfer. The minimum initial investment amount for Class A and Class C shares is $5,000 for regular accounts and $2,500 for retirement accounts. The minimum initial investment in Class I shares is $100,000. The minimum subsequent investment amount for all classes is $500. The Fund or its adviser may waive any investment minimum.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

The Fund seeks capital appreciation. The Fund’s investment objective and its 80% investment policy may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of U.S. and non-U.S. companies. The Fund defines equity securities as common and preferred stocks as well as equity-related

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securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests are may be listed or unlisted of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights and warrants and swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity or a basket of equities. The sub-adviser will create short exposure for the Fund through the use of swaps. The sub-adviser will use short swap positions for both hedging purposes and for capital appreciation.

The Fund establishes its long and short positions based on quantitative and fundamental analysis provided by the Fund’s sub-adviser. The sub-adviser employs proprietary quantitative models, which seek to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The sub-adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. The quantitative models used and fundamental factors considered by the sub-adviser may change over time, when the sub-adviser deems it beneficial to the Fund. The sub-adviser seeks to maintain the Fund’s net equity exposure, or the value of the Fund’s long positions minus its short positions, below 100%, but seeks to maintain a positive net equity exposure in most market environments. The sub-adviser expects that the Fund’s gross equity market exposure, or the value of the Fund’s long positions plus its short positions, will generally be below 175%.

The sub-adviser also employs a fundamental bottom-up approach to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis and, thus, to capitalize on market inefficiencies. The sub-adviser uses an active ownership approach, seeking to assist portfolio companies to achieve better results and outperform market expectations. Such a strategy may include, but is not limited to (i) writing to the issuer as a fiduciary on behalf of the Fund indicating the adviser’s perspective on the issuer’s management and direction, (ii) making recommendations to the issuer’s management and its board of directors, (iii) proposing matters for shareholders of the issuer to vote upon, and/or (iv) seeking a seat on the board of directors of the issuer. In general, the Fund will take long positions in those securities that the sub-adviser believes to be undervalued and short positions in those securities that the sub-adviser believes to be overvalued. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

The Fund takes short positions by engaging in short sales on individual securities or on an index or basket of securities. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

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As substitutes for securities and to manage risk, the Fund may also invest in swap contracts (including equity and asset swaps) and currencies (including currency forward contracts).

The Fund is “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Investment Risks:

The following risks apply to the Fund’s investments in securities and derivatives.

—

Activism Risk: Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. The sub-adviser’s advocacy methodology and advocacy-related security selection may produce incorrect judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests and may not produce the desired results.

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Derivatives Risk: The Fund may use derivatives to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to an over-the-counter derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the

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investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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Equity Market Risk: The Fund will invest in equity securities, including common and preferred stock, which are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. While both represent proportional share ownership of a company, preferred stocks often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. The Fund may invest a portion of its assets in warrants and rights, which gives holders a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants and rights do not pay a fixed coupon or dividend. Investments in warrants and rights involve certain risks, including the possible lack of liquidity, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying stock to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment). The Fund may also invest in Rule 144A securities which are restricted securities that may not be readily marketable in broad public markets and which carry the risk that the Fund may not be able to sell a security when the portfolio manager considers it desirable to do so, and/or may have to sell the security at a lower price. Transaction costs may also be higher for Rule 144A securities. A restricted security that when purchased was liquid may subsequently become illiquid.

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Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Transactions in foreign markets may be subject to fewer regulations and investor protections than investments in the U.S. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

—	Limited History of Operations: The Fund is a new mutual fund, has a limited history of operations and may not grow to or maintain an economically viable size. Mutual

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funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts. The Fund has no track record for investors to judge and it may not achieve its intended investment objective.

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Leverage Risk: Using derivatives to increase the Fund’s combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

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Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results. There can be no assurance that either the securities or derivatives selected by the sub-adviser will produce positive returns.

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Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

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Portfolio Turnover Risk. Portfolio turnover may result in higher brokerage commissions and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

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Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited;. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. When the Fund engages in short selling, it will need to maintain cash or other liquid assets in a segregated account in an amount equal to the margin requirement. The need to maintain cash or other liquid assets in a segregated account could limit the Fund’s ability to pursue other investment opportunities.

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Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, the common stocks of small and mid-sized companies may pose greater risks than the risks generally associated with the common stocks of larger, more established companies.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of redemptions and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund investments. The Fund may also engage in securities lending.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-243-1815.

MANAGEMENT

Investment Adviser: Wakefield Advisors, LLC, located at 700 Seventeenth Street, Suite 1550, Denver, CO 80202, serves as investment adviser to the Fund. Subject to the authority of the Fund’s Board of Trustees, the adviser is responsible for management of the Fund’s investment portfolio, including through the use of a sub-adviser or sub-advisers. The adviser is responsible for selecting the Fund’s sub-adviser(s) and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the adviser is responsible for conducting initial and ongoing oversight of the sub-adviser’s investments. The adviser was established in January 2012 for the purpose of advising institutional clients and as of March 31, 2014 has approximately $25 million in assets under management. The adviser’s management team has over twenty years of experience each in the structuring and management of alternative investment portfolios.

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Pursuant to an advisory agreement between the Fund and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.75% of the Fund’s average daily net assets. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until [            ], 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements will be available in the Fund’s first semi-annual or annual shareholder report.

Sub-Adviser: Clinton Group, Inc. (“Clinton Group”), located at 601 Lexington Avenue, 51st Floor, New York, NY 10022, serves as a sub-adviser to the Fund. Subject to the authority of the Board of Trustees and oversight by the adviser, Clinton Group is responsible for management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement, Clinton Group is paid by the adviser, not the Fund. Clinton Group provides investment advisory services to funds and institutions. As of March 31, 2014 it had approximately $2 billion in assets under management.

Sub-Adviser Portfolio Managers:

George E. Hall

Chief Executive Officer

George E. Hall is Clinton Group’s founder, its Chief Executive Officer and Chief Investment Officer. He is ultimately responsible for all final investment and trading decisions, risk management and quantitative analysis. Before founding Clinton Group in 1991, Mr. Hall was a Vice President at Greenwich Capital Markets Inc., a leading primary dealer and mortgage securities broker dealer. He headed the mortgage arbitrage group, which traded mortgage securities, interest rate derivatives products, futures and options. Mr. Hall generated and implemented the firm’s analytical systems for CMOs and related securities. Before that, he directed the trading of mortgage securities, including agency pass-throughs, options, whole loans, CMOs, and other interest rate derivatives, at Citicorp Investment Bank. Prior to receiving his MBA, he was a nuclear engineer for the Tenneco Corporation. Mr. Hall holds a BS from the U.S.

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Merchant Marine Academy and an MBA from the Wharton School of the University of Pennsylvania.).

Yong Lu, Ph.D.

Senior Portfolio Manager

Dr. Yong Lu is a Senior Portfolio Manager for Clinton Group’s Quantitative Trading strategies. Dr. Lu joined Clinton Group in 2006 as a senior member of the quantitative investment team, responsible for enhancing and expanding Clinton Quantitative equity models and strategies. Before joining Clinton Group, Dr. Lu worked in the Quantitative Research group at Citadel Investment Group in Chicago from 1999 to 2006. Dr. Lu holds a Ph.D. degree in Physics from the Ohio State University and an M.S. degree in Computational Finance from Carnegie Mellon University. He taught and conducted research in theoretical physics and medical physics. His academic appointments included being on the faculty of the University of Chicago for three years before starting his career in finance.

The Fund’s Statement of Additional Information provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares of the Fund.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be

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valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value. For example, if trading in a portfolio investment is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by the Fund: Class A, Class C and Class I. The Fund offers these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 24 of this Prospectus. Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges and investment minimums. This Prospectus describes three

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classes of shares offered by the Fund. Class S shares are sold by a separate prospectus. Class S share are not subject to sales loads or Rule 12b-1 distribution fees, but are subject to a higher initial investment minimum.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $5,000 for regular accounts and $2,500 for retirement accounts. The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts. Class A shares are generally available for purchase through financial intermediaries such as broker-dealers, bank trust departments, retirement plans or financial advisors. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges, which may be waived in the adviser’s or Fund’s discretion as described below, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	4.50%	4.77%	4.25%
$25,000 to $49,999	4.00%	4.21%	3.25%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 and above	0.00%	0.00%	See below

The Fund will be reimbursed in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares are subject to a contingent deferred sales charge (“CDSC”) on shares redeemed prior to the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor (ALPS Distributors, Inc.), via

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your financial intermediary, in writing or other intermediary-approved means and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases, following notice to the Fund, and must be requested in writing, or other means, when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

—

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

—	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

—	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund’s distributor, via your financial intermediary, that you intend to do so in writing. The Fund must receive

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your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

—

Current and retired directors and officers of the Fund sponsored by the adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the adviser.

—

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

—	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

—

Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

—

Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

—	Institutional investors (which may include bank trust departments and registered investment advisors).

—	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

—	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

—

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

Class C Shares

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Class C shares of the Fund are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares are generally available for purchase through financial intermediaries such as broker-dealers, bank trust departments, retirement plans or financial advisors. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. The adviser shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class C shares calculated as follows: 1.00% on all purchases. Investors that purchase Class C shares will not pay any initial sales charge on the purchase. The minimum initial investment in the Class C shares is $5,000 for regular accounts and $2,500 for retirement accounts and the minimum subsequent investment is $500.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Class I shares are generally available for purchase directly from the Fund and through financial intermediaries such as broker-dealers, bank trust departments, retirement plans or financial advisors. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares require a minimum initial investment of $100,000 for all accounts and the minimum subsequent investment is $500.

Factors to Consider When Choosing a Share Class: When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares: Class A and C shares can be purchased through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries. To purchase Class I shares directly with the Fund send a completed application form to the following address:

Regular Mail
Clinton Long Short Equity Fund PO Box 13965 Denver, CO 80201 Overnight Mail

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Clinton Long Short Equity Fund 1290 Broadway, Suite 1100 Denver, CO 80203

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-243-1815 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-243-1815 for more information about the Fund’s Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a

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check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Clinton Long Short Equity Fund”. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: ALPS Fund Services, Inc. the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:    When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

—   the name of the fund and share class

—   the dollar amount of shares to be purchased

—   a completed purchase application and

check payable to the “Clinton Long Short Equity Fund”

HOW TO REDEEM SHARES

Redeeming Shares: Class A and Class C investors may not redeem shares of the Fund directly. Shares may be redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents. If Class I shares are held directly with the Fund, you may redeem all or any portion of the shares credited to your account by submitting written request for redemption to:

Regular Mail

Clinton Long Short Equity Fund

PO Box 13965

Denver, CO 80201

Overnight Mail

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Clinton Long Short Equity Fund

1290 Broadway, Suite 1100

Denver, CO 80203

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-243-1815. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. Your bank may impose a fee for the incoming wire.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than (the lesser of) $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent

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by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

—	you request a redemption to be made payable to a person not on record with the Fund;
—	you request that a redemption be mailed to an address other than that on record with the Fund;
—	the proceeds of a requested redemption exceed $50,000;
—	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
—	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Low Balances: If at any time your account balance in the Fund falls below the following amounts per share class

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Class	A	C	I
Minimum	$2,500	$2,500	$100,000

the Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

—	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”

—	Rejecting or limiting specific purchase requests;

—	Rejecting purchase requests from certain investors; and

—	Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

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Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement

23

plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: ALPS Distributors, Inc. is the principal underwriter/distributor (the distributor) for the shares of the Fund. The distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution Fees: The Fund has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), for Class A and Class C shares pursuant to which the Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund’s average daily net assets attributable to the respective class of shares.

Class	A	C
12b-1 Fee	0.25%	1.00%

The Fund’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders;

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and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Fund’s distributor, its affiliates, and the Fund’s adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-243-1815 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced operations, there are no financial highlights available for the Fund at this time. In the future, financial highlights for the Fund will be presented in this section of the Prospectus.

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PRIVACY NOTICE

WAKEFIELD ALTERNATIVE SERIES TRUST

Rev. Nov., 2011

FACTS	WHAT DOES WAKEFIELD ALTERNATIVE SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

—     Social Security number and wire transfer instructions

—     account transactions and transaction history

—     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Wakefield Alternative Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Wakefield Alternative Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-855-243-1815

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PRIVACY NOTICE

WAKEFIELD ALTERNATIVE SERIES TRUST

What we do:
How does Wakefield Alternative Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Wakefield Alternative Series Trust collect my personal information?

We collect your personal information, for example, when you

—  open an account or deposit money

—  direct us to buy securities or direct us to sell your securities

—  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

—  sharing for affiliates’ everyday business purposes – information about your creditworthiness.

—  affiliates from using your information to market to you.

—  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

—  Wakefield Alternative Series Trust’s only affiliate is its investment adviser, Wakefield Advisors, LLC.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

—  Wakefield Alternative Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. — Wakefield Alternative Series Trust does not jointly market.

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Clinton Long Short Equity Fund

Adviser	Wakefield Advisors, LLC 700 Seventeenth Street, Suite 1550 Denver, Colorado 80202	Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Independent Registered Public Accountant	Spicer Jeffries LLP 5251 S. Quebec Street Suite 200 Greenwood Village, CO 80111	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th floor Columbus, OH 43215
Custodian	U.S. Bank, National Association One Federal Street, 3rd Floor Boston, MA 02110	Transfer Agent	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

Additional information about the Fund is included in the Fund’s Statement of Additional Information dated July [    ], 2014 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-243-1815 or visit www.WakefieldFunds.com. You may also write to:

Clinton Long Short Equity Fund

PO Box 13965

Denver, CO 80201

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549.

Investment Company Act File # 811-22612

CLINTON LONG SHORT EQUITY FUND

Class	S	shares	[ticker]

PROSPECTUS

[          ], 2014

Advised by: Wakefield Advisors, LLC 700 Seventeenth Street Suite 1550 Denver, CO 80202	Sub-Advised by: Clinton Group, Inc. 601 Lexington Ave. 51st Floor New York, NY 10022

www.WakefieldFunds.com	1-855-243-1815

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective: The Fund seeks capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)	0.40%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver (2)	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver	1.77%
(1)	Based on estimated amounts for the current fiscal year.

(2)

The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until [October 31], 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses and/or legal fees related to shareholder activism pursued by the sub-adviser on behalf of the Fund). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
S	$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are

1

held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of U.S. and non-U.S. companies. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests are may be listed or unlisted of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights and warrants and swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity or a basket of equities. The sub-adviser will create short exposure for the Fund through the use of swaps. The sub-adviser will use short swap positions for both hedging purposes and for capital appreciation.

The Fund establishes its long and short positions based on quantitative and fundamental analysis provided by the Fund’s sub-adviser. The sub-adviser employs proprietary quantitative models, which seek to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The sub-adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. The quantitative models used and fundamental factors considered by the sub-adviser may change over time, when the sub-adviser deems it beneficial to the Fund. The sub-adviser expects, that in most market environments, the Fund’s net equity exposure will be positive but below 100%. The sub-adviser expects that the Fund’s gross equity market exposure, or the value of the Fund’s long positions plus its short positions, will generally be below 175%.

The sub-adviser also employs a fundamental bottom-up approach to identify companies that are underperforming, poorly managed, strategically deficient or sub-optimally capitalized. The sub-adviser uses an active ownership approach, seeking to assist portfolio companies to achieve better results and outperform market expectations. In general, the Fund will take long positions in those securities that the sub-adviser believes to be undervalued and short positions in those securities that the sub-adviser believes to be overvalued. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

As substitutes for securities and to manage risk, the Fund may also invest in swap contracts (including equity and asset swaps) and currencies (including currency forward contracts).

2

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s investments in securities and derivatives.

—

Activism Risk: Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. The sub-adviser’s advocacy methodology and advocacy-related security selection may produce incorrect judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests and may not produce the desired results.

—

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

—	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

—

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

—

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

—	Limited History of Operations: The Fund is a new mutual fund, has a limited history of operations and may not grow to or maintain an economically viable size.

—	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain

3

or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

—

Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

—

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

—

Portfolio Turnover Risk. Portfolio turnover may result in higher brokerage commissions and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

—

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially significant in a short position transaction.

—

Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, the common stocks of small and mid-sized companies may pose greater risks than the risks generally associated with the common stocks of larger, more established companies.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wakefieldfunds.com or by calling 1-855-243-1815.

Investment Adviser: Wakefield Advisors, LLC

Investment Sub-Adviser: Clinton Group, Inc.

4

Sub-Adviser Portfolio Managers: George E. Hall, Chief Executive Officer of the sub-adviser and Yong Lu Ph.D., Senior Portfolio Manager of the sub-adviser, have served the Fund as portfolio managers since it commenced operations in 2014.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website, or through your broker. Redemptions will be paid by ACH, check or wire transfer. The minimum initial investment amount for Class S shares is $10,000,000. The minimum subsequent investment amount for all classes is $500. The Fund or its adviser may waive any investment minimum.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

The Fund seeks capital appreciation. The Fund’s investment objective and its 80% investment policy may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of U.S. and non-U.S. companies. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests are may be listed or unlisted of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights and warrants and swap contracts (including equity and

5

asset swaps). Equity swaps may be based on a single name equity or a basket of equities. The sub-adviser will create short exposure for the Fund through the use of swaps. The sub-adviser will use short swap positions for both hedging purposes and for capital appreciation.

The Fund establishes its long and short positions based on quantitative and fundamental analysis provided by the Fund’s sub-adviser. The sub-adviser employs proprietary quantitative models, which seek to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The sub-adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. The quantitative models used and fundamental factors considered by the sub-adviser may change over time, when the sub-adviser deems it beneficial to the Fund. The sub-adviser expects, that in most market environments, the Fund’s net equity exposure will be positive but below 100%. The sub-adviser expects that the Fund’s gross equity market exposure, or the value of the Fund’s long positions plus its short positions, will generally be below 175%.

The sub-adviser also employs a fundamental bottom-up approach to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis and, thus, to capitalize on market inefficiencies. The sub-adviser uses an active ownership approach, seeking to assist portfolio companies to achieve better results and outperform market expectations. Such a strategy may include, but is not limited to (i) writing to the issuer as a fiduciary on behalf of the Fund indicating the adviser’s perspective on the issuer’s management and direction, (ii) making recommendations to the issuer’s management and its board of directors, (iii) proposing matters for shareholders of the issuer to vote upon, and/or (iv) seeking a seat on the board of directors of the issuer. In general, the Fund will take long positions in those securities that the sub-adviser believes to be undervalued and short positions in those securities that the sub-adviser believes to be overvalued. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

The Fund takes short positions by engaging in short sales on individual securities or on an index or basket of securities. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

As substitutes for securities and to manage risk, the Fund may also invest in swap contracts (including equity and asset swaps) and currencies (including currency forward contracts).

The Fund is “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

6

Principal Investment Risks:

The following risks apply to the Fund’s investments in securities and derivatives.

—

Activism Risk: Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. The sub-adviser’s advocacy methodology and advocacy-related security selection may produce incorrect judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests and may not produce the desired results.

—

Derivatives Risk: The Fund may use derivatives to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to an over-the-counter derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

—

Equity Market Risk: The Fund will invest in equity securities, including common and preferred stock, which are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the

7

company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. While both represent proportional share ownership of a company, preferred stocks often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. The Fund may invest a portion of its assets in warrants and rights, which gives holders a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants and rights do not pay a fixed coupon or dividend. Investments in warrants and rights involve certain risks, including the possible lack of liquidity, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying stock to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment). The Fund may also invest in Rule 144A securities which are restricted securities that may not be readily marketable in broad public markets and which carry the risk that the Fund may not be able to sell a security when the portfolio manager considers it desirable to do so, and/or may have to sell the security at a lower price. Transaction costs may also be higher for Rule 144A securities. A restricted security that when purchased was liquid may subsequently become illiquid.

—

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Transactions in foreign markets may be subject to fewer regulations and investor protections than investments in the U.S. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

—

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

—

Limited History of Operations: The Fund is a new mutual fund, has a limited history of operations and may not grow to or maintain an economically viable size. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts. The Fund has no track record for investors to judge and it may not achieve its intended investment objective.

—

Leverage Risk: Using derivatives to increase the Fund’s combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of

8

leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

—

Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results. There can be no assurance that either the securities or derivatives selected by the sub-adviser will produce positive returns.

—

Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

—

Portfolio Turnover Risk. Portfolio turnover may result in higher brokerage commissions and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

—

Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited;. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. When the Fund engages in short selling, it will need to maintain cash or other liquid assets in a segregated account in an amount equal to the margin requirement. The need to maintain cash or other liquid assets in a segregated account could limit the Fund’s ability to pursue other investment opportunities.

—

Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, the common stocks of small and mid-sized companies may pose greater risks than the risks generally associated with the common stocks of larger, more established companies.

9

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of redemptions and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund investments. The Fund may also engage in securities lending.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-243-1815.

MANAGEMENT

Investment Adviser: Wakefield Advisors, LLC, located at 700 Seventeenth Street, Suite 1550, Denver, CO 80202, serves as investment adviser to the Fund. Subject to the authority of the Fund’s Board of Trustees, the adviser is responsible for management of the Fund’s investment portfolio, including through the use of a sub-adviser or sub-advisers. The adviser is responsible for selecting the Fund’s sub-adviser(s) and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the adviser is responsible for conducting initial and ongoing oversight of the sub-adviser’s investments. The adviser was established in January 2012 for the purpose of advising institutional clients and as of March 31, 2014 has approximately $25 million in assets under management. The adviser’s management team has over twenty years of experience each in the structuring and management of alternative investment portfolios.

Pursuant to an advisory agreement between the Fund and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.75% of the Fund’s average daily net assets. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until [            ], 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees

10

and expenses, or extraordinary expenses such as litigation) will not exceed 1.77% of average daily net assets attributable to Class S. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements will be available in the Fund’s first semi-annual or annual shareholder report.

Sub-Adviser: Clinton Group, Inc. (“Clinton Group”), located at 601 Lexington Avenue, 51st Floor, New York, NY 10022, serves as a sub-adviser to the Fund. Subject to the authority of the Board of Trustees and oversight by the adviser, Clinton Group is responsible for management of the Fund’s investment portfolio. Pursuant to a sub-advisory agreement, Clinton Group is paid by the adviser, not the Fund. Clinton Group provides investment advisory services to funds and institutions. As of March 31, 2014, it had approximately $2 billion in assets under management.

Sub-Adviser Portfolio Managers:

George E. Hall

Chief Executive Officer

George E. Hall is Clinton Group’s founder, its Chief Executive Officer and Chief Investment Officer. He is ultimately responsible for all final investment and trading decisions, risk management and quantitative analysis. Before founding Clinton Group in 1991, Mr. Hall was a Vice President at Greenwich Capital Markets Inc., a leading primary dealer and mortgage securities broker dealer. He headed the mortgage arbitrage group, which traded mortgage securities, interest rate derivatives products, futures and options. Mr. Hall generated and implemented the firm’s analytical systems for CMOs and related securities. Before that, he directed the trading of mortgage securities, including agency pass-throughs, options, whole loans, CMOs, and other interest rate derivatives, at Citicorp Investment Bank. Prior to receiving his MBA, he was a nuclear engineer for the Tenneco Corporation. Mr. Hall holds a BS from the U.S. Merchant Marine Academy and an MBA from the Wharton School of the University of Pennsylvania.).

Yong Lu, Ph.D.

Senior Portfolio Manager

Dr. Yong Lu is a Senior Portfolio Manager for Clinton Group’s Quantitative Trading strategies. Dr. Lu joined Clinton Group in 2006 as a senior member of the quantitative

11

investment team, responsible for enhancing and expanding Clinton Quantitative equity models and strategies. Before joining Clinton Group, Dr. Lu worked in the Quantitative Research group at Citadel Investment Group in Chicago from 1999 to 2006. Dr. Lu holds a Ph.D. degree in Physics from the Ohio State University and an M.S. degree in Computational Finance from Carnegie Mellon University. He taught and conducted research in theoretical physics and medical physics. His academic appointments included being on the faculty of the University of Chicago for three years before starting his career in finance.

The Fund’s Statement of Additional Information provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares of the Fund.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of Class S shares is determined at 4:00 p.m. (Eastern Time) on each day the is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of that investment. The fair value prices can

12

differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value. For example, if trading in a portfolio investment is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.

HOW TO PURCHASE SHARES

This Prospectus describes the Class S shares of the Fund. Class S shares are generally available for purchase by clients of certain financial advisers that have a business relationship with the Fund’s adviser, its clients and employees. Class S shares are offered at their NAV without an initial sales charge. The minimum investment in Class S shares is $10,000,000 and the minimum subsequent investment is $500. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive investment minimums. The Fund offers Class A, C and I shares by a separate prospectus. These share classes are subject to a lower initial investment minimum. Class A shares are subject to sales loads and Class A and Class C shares are subject to Rule 12b-1 distribution fees.

Purchasing Shares: Class S shares can be purchased through your financial adviser. To purchase Class S shares directly with the Fund send a completed application form to the following address:

Regular Mail

Clinton Long Short Equity Fund

PO Box 13965

Denver, CO 80201

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Overnight Mail

Clinton Long Short Equity Fund

1290 Broadway, Suite 1100

Denver, CO 80203

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Wire (Direct Shareholders): If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-243-1815 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-243-1815 for more information about the Fund’s Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Clinton Long Short Equity Fund”. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

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Note: ALPS Fund Services, Inc. the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:     When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

—    the name of the fund and share class

—     the dollar amount of shares to be purchased

—    a completed purchase application and check payable to the “Clinton Long Short Equity Fund”

HOW TO REDEEM SHARES

Redeeming Shares: Shareholders who own their Class S shares of the Fund through their financial adviser should contact their financial adviser for details on how to redeem their shares. A financial adviser may charge additional fees for services connected to your account. Contact your financial adviser or refer to your plan documents. If Class S shares are held directly with the Fund, you may redeem all or any portion of the shares credited to your account by submitting written request for redemption to:

Regular Mail

Wakefield Long Short Fund

PO Box 13965

Denver, CO 80201

Overnight Mail

Wakefield Long Short Fund

1290 Broadway, Suite 1100

Denver, CO 80203

Redemptions by Telephone (Direct Shareholders): The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as

15

designated on your application. To redeem by telephone, call 1-855-243-1815. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions by Wire (Direct Shareholders): You may request that your redemption proceeds be wired directly to your bank account. Your bank may impose a fee for the incoming wire.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than (the lesser of) $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

16

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

—	you request a redemption to be made payable to a person not on record with the Fund;
—	you request that a redemption be mailed to an address other than that on record with the Fund;
—	the proceeds of a requested redemption exceed $50,000;
—	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
—	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Low Balances: If at any time your account balance in the Fund falls below the following amounts per share class

Class	S
Minimum	[$5,000,000]

the Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment

17

strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

—	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”

—	Rejecting or limiting specific purchase requests;

—	Rejecting purchase requests from certain investors; and

—	Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by

18

financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security

19

number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: ALPS Distributors, Inc. is the principal underwriter/distributor (the distributor) for the shares of the Fund. The distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Additional Compensation to Financial Intermediaries: The Fund’s distributor, its affiliates, and the Fund’s adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-243-1815 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced operations, there are no financial highlights available for the Fund at this time. In the future, financial highlights for the Fund will be presented in this section of the Prospectus.

21

PRIVACY NOTICE

WAKEFIELD ALTERNATIVE SERIES TRUST

Rev. Nov., 2011

FACTS	WHAT DOES WAKEFIELD ALTERNATIVE SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

—    Social Security number and wire transfer instructions

—    account transactions and transaction history

—    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Wakefield Alternative Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Wakefield Alternative Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-855-243-1815

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PRIVACY NOTICE

WAKEFIELD ALTERNATIVE SERIES TRUST

What we do:
How does Wakefield Alternative Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Wakefield Alternative Series Trust collect my personal information?

We collect your personal information, for example, when you

—      open an account or deposit money

—      direct us to buy securities or direct us to sell your securities

—      seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

—      sharing for affiliates’ everyday business purposes – information about your  creditworthiness.

—      affiliates from using your information to market to you.

—      sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

—      Wakefield Alternative Series Trust’s only affiliate is its investment adviser,  Wakefield Advisors, LLC.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

—      Wakefield Alternative Series Trust does not share with non-affiliates so  they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. — Wakefield Alternative Series Trust does not jointly market.

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Clinton Long Short Equity Fund

Adviser	Wakefield Advisors, LLC 700 Seventeenth Street, Suite 1550 Denver, Colorado 80202	Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Independent Registered Public Accountant	Spicer Jeffries LLP 5251 S. Quebec Street Suite 200 Greenwood Village, CO 80111	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th floor Columbus, OH 43215
Custodian	U.S. Bank, National Association One Federal Street, 3rd Floor Boston, MA 02110	Transfer Agent	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

Additional information about the Fund is included in the Fund’s Statement of Additional Information dated July [    ], 2014 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-243-1815 or visit www.WakefieldFunds.com. You may also write to:

Clinton Long Short Equity Fund

PO Box 13965

Denver, CO 80201

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549.

Investment Company Act File # 811-22612

Clinton Long Short Equity Fund

a Series of Wakefield Alternative Series Trust

Class	A	shares	[ticker]
Class	C	shares	[ticker]
Class	I	shares	[ticker]
Class	S	shares	[ticker]

STATEMENT OF ADDITIONAL INFORMATION

[          ], 2014]

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the Clinton Long Short Equity Fund (the “Fund”) dated July     , 2014. The Fund’s Prospectus is hereby incorporated by reference (legally made a part of this SAI). You can obtain copies of the Fund’s Prospectus by contacting the Fund’s transfer agent, ALPS Fund Services, Inc., 370 17th Street, Suite 3100, Denver, CO 80202 or by calling 1-855-243-1815. You may also obtain a Prospectus by visiting the Fund’s website at www.WakefieldFunds.com.

THE FUND

The Clinton Long Short Equity Fund is a series of Wakefield Alternative Series Trust, a Delaware statutory trust organized on September 30, 2011 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally, on a per-class basis, with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified series of the Trust. The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may add classes to the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund offers four classes of shares: Class A shares, Class C shares, Class I shares and Class S shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Objective” and “Principal Investment Strategies and Related Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies Wakefield Advisors, LLC (the “Adviser “) and Clinton Group, Inc. (the “Sub-Adviser” or “Clinton Group”) may employ in pursuit of the Fund’s investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

The Fund may purchase emerging market securities including ETFs and other closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Securities of Other Investment Companies

The Fund’s investments in exchange-traded funds, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Regulatory Authority, Inc. (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses The Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies

The Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser or Sub-Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, The Fund may hold securities distributed by an underlying fund until the Sub-Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and its Sub-Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs). ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

High Yield Securities

High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These do not pay periodic interest but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to periodic interest-paying debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds are typically sold without registration under the Securities Act of 1933, as amended (“1933 Act “), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with a Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund will recall securities to vote on material shareholder issues.

Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sell a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Swap Agreements

The Fund may enter into interest rate, index, equity, credit default and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio.

Whether the Fund’s use of swap agreements enhance the Fund’s total return will depend on the Sub-Adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or liquid securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Additional Information About Principal Investments

Foreign Securities

General

The Fund may invest in foreign securities including exchange traded funds (“ETFs”) and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Information on Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund’s Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae and Freddie Mac.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities. “ These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Mortgage assets often consist a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer mortgage assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Fund will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

Stripped Mortgage Securities. Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund limits investments in stripped mortgage securities to 10% of net assets.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO “ class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, the Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

The Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Inverse Floaters. Inverse floaters constitute a class of MBS with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds Index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities, in money market investments until future settlement date. The use of mortgage dollar rolls is a speculative technique involving leverage, and is considered to be a form of borrowing by the Fund.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser or Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ( “covered “) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Additional Risks

Risk of Potential Government Regulation of Derivatives.

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment goals. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act “) (which was passed into law in July 2010), would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

Commodity Pool Operator Regulation

The Adviser, on behalf of the Fund, has filed with the National Futures Association a notice claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the

Commodity Futures Trading Association promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a commodity pool, nor is the Adviser subject to registration or regulation as a commodity pool operator with respect to the Fund.

Repurchase Agreements

The Fund may enter into repurchase agreements, which are a form of lending by the Fund. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser or Sub-Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Sub-Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A and the PORTAL Alliance have produced enhanced liquidity for many restricted securities. The PORTAL Alliance is an open, industry-wide platform to facilitate over the counter trading of 144A equity securities and is intended to enhance the liquidity and transparency of 144A equity securities by creating a source for indicative quotes, trade reporting and issuer information for 144A equity securities.

Under guidelines adopted by the Trust’s Board, the Fund’s Adviser or Sub-Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser or Sub-Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser or Sub-Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser or Sub-Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser or Sub-Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

INVESTMENT RESTRICTIONS

As a diversified Fund, the Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. The Fund defines non-U.S. Government agency (private) residential mortgage-backed securities as an industry, defines non-

U.S. Government agency (private) commercial mortgage-backed securities as an industry and defines each commodity as an industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments), except that the Fund may purchase and sell commodity futures contracts and options to the fullest extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in securities of other investment companies except as permitted under the 1940 Act;

2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity. However, if more than 15% of Fund assets (defined as net assets plus the amount of any borrowing for investment purposes) are illiquid, the Fund’s investment adviser(s) will reduce illiquid assets such that they do not represent more than 15% of Fund assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

3. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

4. Invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities as such term is defined in the Fund’s prospectus. Shareholders will be provided with at least 60 days prior notice of any change in the Fund’s 80% policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser and Sub-Adviser. Personnel of the Adviser and Sub-Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser and Sub-Adviser to provide their management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser and Sub-Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

ALPS Fund Services, Inc. ALPS Fund Services, Inc. is the administrator, fund accountant and transfer agent for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank, National Association. U.S. Bank, National Association is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Spicer Jeffries LLP. Spicer Jeffries LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP. Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser or Sub-Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Fund’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust, the Adviser and Sub-Adviser (“Independent Trustees “). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Patrick J. Kane, who has served as the Chairman of the Board since the Trust was organized in 2011. Mr. Kane is an interested person by virtue of his controlling interest in Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund). The Board of Trustees is comprised of Mr. Kane and three Independent Trustees. The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer) are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Kane and three Independent Trustees with a standing independent Audit Committee with a separate chair, Paul E. Olin. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Kane has over 20 years of business experience in the financial services industry, serving as an executive for asset management companies as well as a registered representative for brokerage firms. Additionally, Mr. Kane is a member of the investment sub-committee that serves the University of Scranton endowment and holds a Bachelor of Science in Accounting from the University of Scranton. Mr. Paul E. Olin has over 25 years of business experience in the financial services industry, has served as an executive for an asset management company and has held a number of securities licenses. Mr. Olin presently serves on the board of directors of several commodity pools sponsored by Winton Capital Management, Global Commodities Limited, and Tapestry Asset Management in directorships that began in January 2011. Mr. Olin holds a B.A. degree in economics and business administration from Vanderbilt University. Maryellen Lamb has several years of university-level academic experience with a focus on business and management. Ms. Lamb also has over a decade of professional experience in the financial services industry including serving as an analyst for a large mutual fund complex. Ms. Lamb has several years of board experience through her service on non-profit entity boards. Ms. Lamb holds a B.A. degree from the University of Scranton. Mr. Farley has over 10 years of business experience as an executive including various lengths of service with security consulting and management consulting firms as well as a mining firm. In addition to his executive role with a privately-held mining firm, Mr. Farley serves as a member of the Board of Directors. Mr. Farley holds a Bachelor’s degree from Providence College.

Overall, each Trustee possesses a strong understanding of the regulatory framework under which investment companies must operate based on years of experience in the financial services industry. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 700 Seventeenth Street, Suite 1550, Denver, Colorado 80202.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul E. Olin Year of Birth: 1954	Trustee, Nov. 2011	Member of the Board of Directors for funds sponsored by Winton Capital Management, Global Commodities Limited and Tapestry Asset Management in directorships that began in January 2011 to present with respect to several commodity pools; None, July 2010 to Dec. 2012; Head of Operational Due Diligence for UBP Asset Management, LLC from November 2004 to June 2010.	2	None
Maryellen Lamb Year of Birth: 1967	Trustee, Nov. 2011	Director of MBA Career Management at The Wharton School of the University of Pennsylvania, August 2011 – Present; Senior Associate Director of The Wharton School, July 2006 – July 2011.	2	None
Timothy R. Farley Year of Birth: 1970	Trustee, August 2012	Business Development Manager, Blackwell Secure (security consultant), 2002 to present; Principal, Dedalus Enterprises (management consultant), 2007 to present.	2	None
Interested Trustees and Officers
Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During Past Five Years
Patrick J. Kane*** Year of Birth: 1967	Trustee, Sept. 2011, Chairman and Treasurer, Nov. 2011.	Chairman, Wakefield Advisors, LLC, Jan. 2012 to present; None, July, 2011 – Dec., 2011; Head of Alternatives, Oppenheimer Asset Management 2001 to 2004; Managing Director, Oppenheimer Asset Management 2004 to June 2011.	2	None

Patrick F. Hart III Year of Birth: 1958	President, Nov. 2011	President and Chief Executive Officer, Wakefield Advisors, LLC, Jan. 2012 to present; President and Chief Executive Officer, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Michael B. Egan II Year of Birth: 1968	Secretary, Sept. 2011	Executive Vice President Wakefield Advisors, LLC, Jan. 2012 to present; Partner and Research Director, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Lucas D. Foss Year of Birth: 1977	Chief Compliance Officer, April 2012	Compliance Manager, ALPS Fund Services, Inc., Feb. 2010 to present; Senior Compliance Analyst ALPS Fund Services, Inc. June 2006 to Jan. 2010.	n/a	n/a

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Wakefield Alternative Series Trust.

*** Patrick J. Kane is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his control of the Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held two meeting.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser receives an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The table below gives the amount of compensation the Trustees earned from the Trust for the fiscal year ended June 30, 2013. The Trustees have attended all quarterly meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex** Paid to Directors
Patrick J. Kane*	None	None	None	None
Paul E. Olin	[$3,000]	None	None	[$3,000]
Maryellen Lamb	[$3,000]	None	None	[$3,000]
Timothy R. Farley	[$3,000]	None	None	[$3,000]

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act because of his control of the Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund).

** The term “Fund Complex” refers to the Wakefield Alternatives Series Trust.

Trustee Ownership

As of the date of this SAI, the Fund was new and had not yet issued any shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

As of the date of this SAI, the Fund was new and had not yet issued any shares.

Management Ownership

As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Class of the Fund.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser and Advisory Agreement

Wakefield Advisors, LLC, located at 700 Seventeenth Street, Suite 1550 Denver, Colorado 80202, serves as investment adviser to the Fund. The adviser was established in 2011. Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Adviser is controlled by Patrick J. Kane and Patrick F. Hart III because each owns one-half of the interests in the Adviser.

The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees. In general, the Adviser’s duties include setting the Fund’s overall investment strategies and asset allocation;

Under the Advisory Agreement, the Adviser, under the supervision of the Board of Trustees, agrees (directly or through a sub-adviser) to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a sub-adviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser (directly or through a sub-adviser) will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser or a sub-adviser of the Fund with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser (directly or through a sub-adviser) also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the

Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to a 1.75% of the Fund’s average daily net assets.

The fee is computed daily and payable monthly. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until [            ], 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively; and 1.77% for Class S shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Sub-Adviser and Sub-Advisory Agreement

The Adviser has engaged Clinton Group, Inc. (“Clinton Group”), located at 601 Lexington Avenue, 51st Floor, New York, NY 10022 to serve as Sub-Adviser to the Fund. Adviser will pay to the Sub-Adviser as full compensation a monthly fee at an annual rate equal to 1.00% of the average daily net assets of the Fund. Subject to the authority of the Board of Trustees and oversight by the Adviser, the Sub-Adviser is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Adviser is controlled by George E. Hall.

The Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the Fund, in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement. Pursuant to a Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee based on of the Fund’s average daily net assets. The Sub-Adviser is paid by the Adviser, not the Fund.

The Sub-Advisory Agreement shall continue in effect for two (2) years initially and then from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust’s code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has delegated to the Sub-Adviser the responsibility for vote proxies related to the securities held by the Fund in accordance with the Sub-Adviser’s proxy voting policies.

Where the Sub-Adviser identifies a potential conflict of interest, it will initially determine whether such potential conflict is material. If the Sub-Adviser determines there is a potential for a material conflict of interest regarding a proxy, the Sub-Adviser will take one or some of the following steps: (i) inform the advisory client of the material conflict and the Sub-Adviser‘s voting decision; (ii) discuss the proxy vote with the advisory client; (iii) fully disclose the material facts regarding the conflict and seek the advisory client‘s consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. The Sub-Adviser will document the steps it took to ensure the proxy vote or abstention was in the best interest of the advisory client and not the product of any material conflict. Such documentation will be maintained in accordance with required recordkeeping procedures. A copy of the Sub-Adviser’s proxy voting policies are attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-855-243-1815; and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-855-243-1815 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”) located at 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s shares are continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on not more than 60 days written notice to the Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

12b-1 Plan Payments

The Fund has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), for Class A and Class C shares pursuant to which the Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing (regardless of actual expenses incurred by the distributor) expenses (0.25% for Class A and 1.00% for Class C) of the Fund’s average daily net assets attributable to the respective class of shares. The Fund’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

PORTFOLIO MANAGERS

George E. Hall and Yong Lu, Ph.D., each a Portfolio Manager of the Sub-Adviser, are portfolio co-managers. As of [            ], 2014, they were responsible for the portfolio management of the following types of accounts in addition to the Fund:

George E. Hall Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Yong Lu, Ph.D. Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, an Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for each Portfolio Manager.

It is the policy of the Sub-Adviser to allocate investment opportunities fairly and equitably. Where in investment opportunity presents itself that a portfolio manager believes is both advantageous and limited in availability, the opportunity will be made available to all clients for the opportunity would present a legitimate investment decision. Allocations of such investment opportunities will be based upon the fair and equitable treatment of all clients, taking into consideration the following factors: investment requirements, risk management requirements, potentially adverse tax consequences, regulatory restrictions, adherence to any limits as defined in the applicable client’s investment guidelines, capital availability of each client, and liquidity/availability of the investment opportunity.

Compensation

For services as co-portfolio managers to the Fund, George Hall and Yong Lu each receive a salary and discretionary bonus and a share in the profits of the Sub-Adviser based upon their percentage ownership.

Ownership of Securities.

As of the date of this SAI, the Fund was new and had not yet issued any shares.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the co-portfolio managers who are employees of the Sub-Adviser. The Sub-Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Sub-Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Sub-Adviser will take a series of factors, such as but not limited to the following, into consideration:

¡	the best net price available;

¡	the reliability, integrity and financial condition of the broker or dealer;

¡	the size of and difficulty in executing the order; and

¡	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Sub-Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

OTHER SERVICE PROVIDERS

Fund Administration and Accounting

The administrator and fund accountant for the Fund is ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100 Denver, CO 80203. It is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. ALPS is an affiliate of the Fund’s Distributor. For the services rendered to the Fund during the first year of an Administration, Bookkeeping and Pricing Services Agreement, the Fund pay ALPS a fee equal to the greater of $145,000 or 0.05% of average net assets less than $500 million, 0.03% on assets of $500 million to $1 billion and 0.02% on assets over $1 billion. During the second year the minimum fee increases to $165,000.

ALPS is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent

ALPS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement (“Transfer Agency and Service Agreement”) with the Fund. Under the agreement, ALPS is responsible for performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

U.S. Bank, National Association, One Federal Street, 3rd Floor, Boston, MA 02110 (the “Custodian”) serves as the custodian of the Fund’s assets pursuant to a custody agreement (the “Custody Agreement”) by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser or Sub-Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

ALPS also provides a Chief Compliance Officer, Lucas D. Foss, to the Fund as well as related compliance services pursuant to a Chief Compliance Officer Services Agreement between ALPS and the Trust.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the New York Stock Exchange (“NYSE”) will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at the public offering price, which is NAV plus any sales charge, or at net asset value per share (if no sales charges apply) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share plus sales charges, if any.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares of the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned is not reasonably practicable or it is not reasonably practicable for the Fund to fairly to determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Redemption Fees

A redemption fee of 1% of the amount redeemed is assessed on shares that have been redeemed in less than 60 days from purchase.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

¡	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
¡	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
¡	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

¡

redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Fund’s systematic withdrawal plan;

¡	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
¡	other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Fund’s or the Adviser’s Chief Compliance Officer.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in tax years beginning after December 22, 2010, may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies (“PFICs “) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund “ ( “QEF election “), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether they receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected Spicer Jeffries LLP, 5251 S. Quebec Street Suite 200 Greenwood Village, CO 80111, as its independent registered public accounting firm for the current fiscal year. The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, Ohio 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The Fund had not yet commenced operations as of the date of this SAI and therefore had no financial statements.

APPENDIX A

Clinton Group Inc. Proxy Voting Policy and Procedures

This statement sets forth the current policies and procedures of the Firm with regard to the voting of proxies over which the Firm has investment responsibility. These policies and procedures are available to the Firm’s Clients upon request.

The Firm acts in a fiduciary capacity with respect to each of its Clients (including private funds) and, therefore, the Firm must act to maximize the value the accounts it manages. Each proxy proposal is reviewed on a case-by-case basis by an appropriate member of the Firm’s portfolio management team (see “Procedures”) . The proxy is then marked for vote by an authorized senior investment professional consistent with the Firm’s professional investment judgment as to what will best benefit the financial and economic interest of the advisory client. The Firm will likely vote against any management proposals that the Firm believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance. For example, the Firm will generally vote against any proposal that attempts to limit shareholder democracy, such as increased indemnification protections for directors or officers, or unequal voting rights, in a way that could restrict the ability of the shareholders to realize the value of their investment. The Firm will generally support proposals aimed at effectuating standard and necessary aspects of business operations, which will not typically have a significant effect on the value of the investment, such as name changes, elections of directors and employee stock purchase or ownership plans.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the advisory client at any time in accordance with the procedures listed below.

Conflicts of Interest. The Firm must act as a fiduciary when voting proxies on behalf of its advisory clients. In that regard, the Firm will seek to avoid possible conflict of interest in connection with proxy voting as follows:

Where the Firm identifies a potential conflict of interest, the Firm will initially determine whether such potential conflict is material. Where the Firm determines there is a potential for a material conflict of interest regarding a proxy, the Firm will take one or some of the following steps: (i) inform the advisory client of the material conflict and the Firm’s voting decision; (ii) discuss the proxy vote with the advisory client; (iii) fully disclose the material facts regarding the conflict and seek the advisory client’s consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. The Firm will document the steps it took to ensure the proxy vote or abstention was in the best interest of the advisory client and not the product of any material conflict. Such documentation will be maintained in accordance with required recordkeeping procedures.

Disclosure of Policies and Procedures. The Firm will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to advisory clients. The Firm will further provide a copy of these policies and procedures to any advisory client upon request. In addition, the Firm will inform its advisory clients how they can obtain further proxy voting information about their own proxies.

Disclosure of Voting Record. Upon a request from an advisory client, the Firm will furnish to an advisory client its proxy voting record with respect to such advisory client’s securities.

Procedures

Receipt of Proxy Materials. The Firm receives proxy materials from Broadridge, which provides the Firm with proxy processing services. The Firm provides Broadridge security positions on a daily basis and Broadridge, through ProxyEdge, assists the Firm with managing meeting notifications, voting, tracking and reporting and management of institutional proxies. In certain cases, a company may send hard copy proxy statements through the mail. In such cases, the Firm will check through ProxyEdge as to whether a similar electronic filing was processed by Broadridge and the vote will be processed electronically as opposed to manually. Otherwise, the vote will be manual, and submitted to the Firm via email or certified mail.

Voting Decisions. The portfolio manager(s) has responsibility for reviewing and deciding how to vote on each issue or initiative for the securities he or she trades. However, portfolio managers can give authority to the Firm’s Operations Group to vote on such proxy statements. In this case, the Firm’s Chief Compliance Officer has to be informed of the guidelines and reasons for such delegation. Currently, security positions in the Statistical Arbitrage Group are voted by the Operations Group. It is Firm policy to abstain from voting on certain proxies traded by the Statistical Arbitrage Group because of (i) the uncertain impact that such proposals may have on the valuation of the company’s stock, (ii) the high cost associated with obtaining more information, and (iii) our current belief that it is highly unlikely that we will retain such positions for any extended period. For security positions held by the Statistical Arbitrage Group, the Firm may also follow the general guidelines put forward by ISS. In all cases, blocking ballots will not be voted.

Recusal from Voting. Any portfolio manager who has a direct or indirect personal pecuniary interest in any issue presented for voting, or in any relationship with an issuer, must so inform the Chief Compliance Officer. The Chief Compliance Officer may ask the portfolio manager to recuse him or herself from decisions on how proxies with respect to that issuer are voted, if he/she believes that the vote may not be in the interest of the clients.

Record of Votes Cast. Broadridge keeps voting records for 7 years. Such records are available through ProxyEdge.

Client Requests for Votes. If a Client requests that their proxies be voted in a specific way on a specific issue, the portfolio manager or a member of the portfolio management team will advise the Client that it may not be able to accommodate the request.

Client Requests for Voting Record. Clients may request information concerning how their proxies were voted. The portfolio manager or a member of the portfolio management team will respond to all such requests based on information in Client account holdings reports and on ProxyEdge showing how Client shares were voted on particular issues, and will notify the Chief Compliance Officer of such request.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Registrant’s Agreement and Declaration of Trust which was filed as an exhibit to Registrant’s Registration Statement on October 4, 2011, is hereby incorporated by reference.
(ii)	Certificate of Trust which was filed as an exhibit to Registrant’s Registration Statement on October 4, 2011, is hereby incorporated by reference.

(b) By-Laws. Registrant’s By-Laws which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Management Agreement which was filed as an exhibit to Registrant’s pre-effective amendment No. 2 to its Registration Statement on August 14, 2012, is hereby incorporated by reference.
(ii)	Amended Management Agreement to be filed by amendment.
(iii)	Sub-Advisory Agreement which was filed as an exhibit to Registrant’s pre-effective amendment No. 2 to its Registration Statement on August 14, 2012, is hereby incorporated by reference.
(iv)	Sub-Advisory Agreement, with respect to Clinton Long Short Equity Fund, to be filed by amendment.
(v)	Expense Limitation Agreement, which was filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, to its Registration Statement on June 21, 2012, is hereby incorporated by reference.
(vi)	Expense Limitation Agreement, with respect to Clinton Long Short Equity Fund, to be filed by amendment.
(vii)	Management Agreement with WFMS Fund Limited which was filed as an exhibit to Registrant’s pre-effective amendment No. 2 to its Registration Statement on August 14, 2012, is hereby incorporated by reference.

(e) Underwriting Contracts.

(i) Underwriting Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Amended Underwriting Agreement to be filed by amendment.

(iii) Form of Selling Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Custody Agreement, with respect to Clinton Long Short Equity Fund, to be filed by amendment.

(h) Other Material Contracts.

(i) Administration, Bookkeeping and Pricing Services Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Amended Administration, Bookkeeping and Pricing Services Agreement to be filed by amendment.

(iii) Transfer Agency and Services Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(iv) Amended Transfer Agency and Services Agreement to be filed by amendment.

(v) Chief Compliance Officer Services Agreement which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(vi) Amended Chief Compliance Officer Services Agreement to be filed by amendment.

(vii) Fund Service Agreement with respect to WMFS Fund Limited, which was filed as an exhibit to Registrant’s Post-Effective Amendment No. 1 on August 16, 2012, in hereby incorporated by reference.

(i) Legal Opinion. Legal Opinion and Consent to be filed by Amendment.

(j) Other Opinions.

(i) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(m) Rule 12b-1 Plans.

(i) Class A Plan of Distribution Pursuant to Rule 12b-1 which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Amended Class A Plan of Distribution Pursuant to Rule 12b-1 to be filed by amendment.

(iii) Class C Plan of Distribution Pursuant to Rule 12b-1 which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(iv) Amended Class C Plan of Distribution Pursuant to Rule 12b-1 to be filed by amendment.

(n) Rule 18f-3 Plan.

(i) Rule 18f-3 Plan which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Amended Rule 18f-3 Plan to be filed by amendment.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Wakefield Alternative Series Trust which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(ii) Code of Ethics for Wakefield Advisors, LLC which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(iii) Code of Ethics for Logan Circle Partners, L.P. which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(iv) Code of Ethics for principal underwriter which was filed as an exhibit to Registrant’s pre-effective amendment to its Registration Statement on June 21, 2012, is hereby incorporated by reference.

(v) (iv) Code of Ethics for Clinton Group, Inc. to be filed by amendment.

(q) Powers of Attorney. Filed herewith.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser and Sub-Advisers.

Wakefield Advisors LLC (the “Adviser”), 700 Seventeenth Street, Suite 1550, Denver Colorado 80202 is a registered investment adviser. Additional information about the Adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Adviser’s Form ADV, file number 801-76574. The Trust’s sub-adviser with respect to the Wakefield Managed Futures Strategy Fund, Logan Circle Partners, L.P. (“Logan”), 25 Deforest Avenue, Suite 205, Summit, NJ 07901, is a registered investment adviser. Additional information about Logan and its officers is incorporated by reference to the Statement of Additional Information filed as an element of the Registrant’s post-effective amendment No. 3 to its Registration Statement on Sept. 13, 2013, and Logan’s Form ADV, file number 801-69353. The Trust’s sub-Adviser with respect to the Clinton Long Short Equity Fund, Clinton Group, Inc. (“Clinton”), 601 Lexington Ave., 51st Floor, New York, NY 10022, is a registered investment adviser. Additional information about Clinton and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and Clinton’s Form ADV, file number 801-39692.

Item 32. Principal Underwriter.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None

Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisers, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the respective Statement of Additional Information for each Fund.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. The Registrant undertakes that its Subsidiary, WMFS Fund Limited, will submit to inspection by the Securities and Exchange Commission, including books and records. Patrick J. Kane has been selected to serve as agent for service of process in the United States for the Registrant’s Subsidiary, and Mr. Kane has accepted such appointment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, State of Colorado, on the     1st day of May 2014.

Wakefield Alternative Series Trust
By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Titles	Date
/s/ Patrick F. Hart III	President and Principal Executive Officer	May 1, 2014
/s/ Patrick J. Kane	Trustee, Treasurer, Principal Financial Officer.	May 1, 2014
/s/ Paul E. Olin	Trustee	May 1, 2014
Maryellen Lamb*	Trustee	May 1, 2014
/s/ Timothy R. Farley	Trustee	May 1, 2014

*By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Attorney-in-Fact – Pursuant to Powers of Attorney

Exhibit Index

1.	Power of Attorney	EX-99.28.q